Valuation of derivatives, interest cost from labor obligations and other financial items, net	12 Months Ended
Dec. 31, 2022
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Valuation of derivatives, interest cost from labor obligations and other financial items, net
Note 22. Valuation of derivatives, interest cost from labor obligations and other financial items, net
For the years ended December 31, 2020, 2021 and 2022, valuation of derivatives and other financial items are as follows:

	For the years ended December 31,
	2020	2021	2022
Gain (loss) in valuation of derivatives, net (Note 7)	Ps.12,378,193	Ps.(6,755,214)	Ps.(28,639,687)
Capitalized interest expense (Note 10 b)	1,771,613	1,527,259	1,514,654
Commissions	(1,106,980)	(1,067,381)	(1,061,278)
Interest cost of labor obligations (Note 18)	(13,105,693)	(14,375,520)	(12,376,939)
Contractual earn out Verizon (Note 4)	—	—	4,271,250
Interest expense on taxes	(59,032)	(243,075)	(190,822)
Dividend received (Note 4)	2,122,826	2,628,600	6,155,993
Gain on net monetary positions	3,262,512	4,876,842	11,538,061
Other financial cost (1)	(3,845,186)	(835,028)	(327,451)

Total	Ps. 1,418,253	Ps.(14,243,517)	Ps.(19,116,219)

(1)	Excludes discontinued operations of TracFone, Chile and Panama (See note 2ac)